Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (Unaudited) (Parenthetical) - CHF (SFr)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Remeasurement of defined benefit liability, tax	SFr 0.00	SFr 0.00	SFr 0.00	SFr 0.00	SFr 0	SFr 0	SFr 0
Foreign currency translation differences, tax	0.00	0.00	0.00	0.00	0	0	0
Other comprehensive income, taxes	SFr 0.00	SFr 0.00	SFr 0.00	SFr 0.00	SFr 0	SFr 0	SFr 0